Interest in Gibraltar Joint Venture	12 Months Ended
Dec. 31, 2017
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Interest in Gibraltar Joint Venture
3.	INTEREST IN GIBRALTAR JOINT VENTURE

On March 31, 2010, the Company entered into an agreement with Cariboo Copper Corp. (Cariboo) whereby the Company contributed certain assets and liabilities of the Gibraltar mine, operating in British Columbia, into an unincorporated joint venture to acquire a 75% interest in the joint venture. Cariboo contributed $186,800 to purchase the remaining 25% interest.

The assets and liabilities contributed by the Company to the joint venture were mineral property interests, plant and equipment, inventories, prepaid expenses, reclamation deposits, capital lease obligations, and site closure and reclamation obligations. Certain key strategic, operating, investing and financing policies of the joint venture require unanimous approval such that neither venturer is in a position to exercise unilateral control over the joint venture. The Company continues to be the operator of the Gibraltar Mine.

The Company has joint control over the joint arrangement and as such consolidates its 75% portion of all the joint venture’s assets, liabilities, income and expenses.

The following is a summary of the Gibraltar joint venture financial information on a 100% basis.

	As at December 31,
	2017	2016
Cash and equivalents	52,383	79,638
Other current assets	83,323	98,233

Current assets	135,706	177,871
Non-current assets	1,167,787	1,106,866

Accounts payable and accrued liabilities	53,312	38,747
Other current financial liabilities	15,865	23,743

Current liabilities	69,177	62,490

Long-term debt	21,151	20,287
Provision for environmental rehabilitation	142,164	129,487
Other financial liability	—	14,584

Non-current liabilities	163,315	164,358

	Years ended December 31,
	2017	2016
Revenues	507,212	351,820
Production costs	(267,548)	(278,440)
Depletion and amortization	(75,428)	(81,715)
Other operating expense	(4,632)	(3,725)
Write-down of mine equipment	(4,735)	—
Interest expense	(5,927)	(6,459)
Interest income	343	1,158
Foreign exchange gain (loss)	(907)	22

Net earnings (loss)	148,378	(17,339)
Other comprehensive income (loss)	90	(693)

Comprehensive income (loss) for joint arrangement	148,468	(18,032)